BORROWINGS - Long term borrowings (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Debt instrument
Amount repaid | $	$ 4,085,110		$ 5,797,491
Current portion of long-term borrowings | $	$ 11,765,449							$ 4,161,549
Shanghai Pudong Development Bank Co., Ltd. September 2020
Debt instrument
Amount borrowed																	¥ 16,500,000
Term of the debt																	3 years
Interest rate (as a percent)																	4.27%
Amount repaid					¥ 3,850,000	¥ 1,650,000
Current portion of long-term borrowings									¥ 11,000,000
Shanghai Pudong Development Bank Co., Ltd. September 2021
Debt instrument
Amount borrowed																¥ 8,500,000
Term of the debt																3 years
Interest rate (as a percent)																4.05%
Amount repaid		¥ 1,225,000		¥ 850,000	425,000
Current portion of long-term borrowings							¥ 6,000,000		7,225,000
Agricultural Bank of China Limited May 2022
Debt instrument
Amount borrowed															¥ 30,000,000
Term of the debt															3 years
Interest rate (as a percent)															4.00%
Amount repaid		5,000,000		3,000,000
Current portion of long-term borrowings							22,000,000		5,000,000
Shanghai Pudong Development Bank Co., Ltd. May 2022
Debt instrument
Amount borrowed															¥ 20,000,000
Term of the debt															3 years
Interest rate (as a percent)															4.00%
Amount repaid		1,000,000		1,500,000	¥ 500,000
Current portion of long-term borrowings							17,000,000		9,500,000
Agricultural Bank of China Limited August 2022
Debt instrument
Amount borrowed														¥ 9,900,000
Term of the debt														3 years
Interest rate (as a percent)														4.00%
Amount repaid		0		1,000,000
Current portion of long-term borrowings							2,000,000		2,000,000
Shanghai Pudong Development Bank Co., Ltd. August 2022
Debt instrument
Amount borrowed														¥ 20,000,000
Term of the debt														3 years
Interest rate (as a percent)														4.00%
Amount repaid		1,000,000		1,000,000
Current portion of long-term borrowings							9,500,000		2,000,000
Agricultural Bank of China Limited November 2022
Debt instrument
Amount borrowed													¥ 9,900,000
Term of the debt													3 years
Interest rate (as a percent)													4.00%
Amount repaid		0		1,000,000
Current portion of long-term borrowings							2,000,000		2,000,000
Shanghai Pudong Development Bank Co., Ltd. November 2022
Debt instrument
Amount borrowed							4,750,000						¥ 10,000,000
Term of the debt													3 years
Interest rate (as a percent)													4.00%
Amount repaid		500,000		500,000
Current portion of long-term borrowings									1,000,000
Shanghai Pudong Development Bank Co., Ltd. April 2023
Debt instrument
Amount borrowed												¥ 7,000,000
Term of the debt												3 years
Interest rate (as a percent)												3.90%
Amount repaid		200,000		150,000
Current portion of long-term borrowings							700,000		550,000
Bank of Jiangsu Co., Ltd. August 2023
Debt instrument
Amount borrowed											¥ 10,000,000
Term of the debt											18 months
Interest rate (as a percent)											3.80%
Amount repaid		50,000		0
Current portion of long-term borrowings							9,950,000		100,000
Bank of Jiangsu Co., Ltd. September 2023
Debt instrument
Amount borrowed										¥ 10,000,000
Term of the debt										18 months
Interest rate (as a percent)										3.80%
Amount repaid		¥ 50,000		¥ 0
Current portion of long-term borrowings							¥ 9,950,000		¥ 100,000